Pension Plans and Other Postretirement Benefit Plans - Amounts Recognized in Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities (included in accrued employee related costs)	$ (270)	$ (264)
Non-current liabilities (included in defined benefit and other postretirement obligations)	(28,219)	(26,674)
Total	(28,489)	(26,938)
Postretirement Plan
Defined Benefit Plan Disclosure [Line Items]
Current liabilities (included in accrued employee related costs)	(318)	(364)
Non-current liabilities (included in defined benefit and other postretirement obligations)	(2,199)	(2,099)
Total	$ (2,517)	$ (2,463)